The following table summarizes information on stock options outstanding at December 31, 2021: (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
IfrsStatementLineItems [Line Items]
Number Outstanding	606,067
Number Exercisable	1,785,176
Average remaining Contractual Life	4 years 1 month 9 days
Ranges Of Exercise Prices For Outstanding Share Options Initial [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 5.87
Number Outstanding	127,760
Number Exercisable	127,760
Average remaining Contractual Life	1 year 2 months 16 days
Ranges Of Exercise Prices For Outstanding Share Options One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 5.87
Number Outstanding	21,294
Number Exercisable	21,294
Average remaining Contractual Life	1 year 10 months 6 days
Ranges Of Exercise Prices For Outstanding Share Options Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 1.64
Number Outstanding	170,354
Number Exercisable	114,991
Average remaining Contractual Life	3 years 5 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 2.82
Number Outstanding	12,776
Number Exercisable	12,776
Average remaining Contractual Life	3 years 7 months 28 days
Ranges Of Exercise Prices For Outstanding Share Options Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 3.29
Number Outstanding	59,624
Number Exercisable	59,624
Average remaining Contractual Life	4 years 11 days
Ranges Of Exercise Prices For Outstanding Share Options Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 1.88
Number Outstanding	42,588
Number Exercisable	27,801
Average remaining Contractual Life	4 years 4 months 9 days
Ranges Of Exercise Prices For Outstanding Share Options Six [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 1.76
Number Outstanding	21,294
Number Exercisable	21,294
Average remaining Contractual Life	4 years 5 months 16 days
Ranges Of Exercise Prices For Outstanding Share Options Seven [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 2.41
Number Outstanding	63,882
Number Exercisable	10,648
Average remaining Contractual Life	4 years 6 months 14 days
Ranges Of Exercise Prices For Outstanding Share Options Eight [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 2.54
Number Outstanding	86,495
Number Exercisable	86,495
Average remaining Contractual Life	4 years 11 months 23 days